Shareholder Report, Average Annual Return (Details) LMF3600_Western Asset Intermediate Bond Fund_Class IS_TSR Annual {Class IS}	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
Class IS
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IS
Average Annual Return, Percent	4.33%	0.71%	2.23%
Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	5.13%	0.17%	1.70%
Bloomberg Intermediate U.S. Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Government/Credit Index
Average Annual Return, Percent	4.13%	1.22%	2.06%